Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of Rent Expense

Rent expense recognized was as follows (in thousands):

	Year Ended December 31,
	2021	2020
Cost of revenue	$5,791	$9,630
Operations and support	15,194	15,158
General and administrative	6,066	5,089
Total rent expense	$27,051	$29,877

Schedule of Future Minimum Lease Payments

As of December 31, 2021, future minimum lease payments for non-cancelable operating leases with an initial or remaining term greater than one year were as follows (in thousands):

As of December 31,
2021
2022	$13,820
2023	8,221
2024	5,916
2025	4,936
2026	3,770
Thereafter	7,285
Total future minimum obligations	$43,948

Future minimum lease payments to be made by the Company for non-cancelable operating leases with an initial or remaining term greater than one year as of December 31, 2021 consisted of the following (in thousands):

Operating Leases
2022	$13,820
2023	8,221
2024	5,916
2025	4,936
2026	3,770
Thereafter	7,285
Total future minimum obligations	$43,948